Debt Due to Related Parties (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt

As of June 30, 2024 and March 31, 2024, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	June 30, 2024	March 31, 2024
First Lien Credit Agreement	$21,260	$21,264
Second Lien Credit Agreement	72,983	72,996
Term Loan	25,000	25,000
Other borrowings	2,208	2,180
Unamortized debt discount, net	(897)	(935)
Total debt due to related parties	$120,554	$120,505

As of March 31, 2024 and 2023, the Company’s debt due to related parties consisted of the following:

(Dollars in thousands)	March 31, 2024	March 31, 2023
First Lien Credit Agreement	$21,264	$21,350
Second Lien Credit Agreement	72,996	73,291
Term Loan	25,000	—
Other borrowings	2,180	2,076
Unamortized debt (discount) premium, net	(935)	2,597
Total debt due to related parties, net	$120,505	$99,314

Schedule of Maturities of Long-Term Debt

Aggregate maturities of principal on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2025	$23,468
2026	—
2027	25,000
2028	72,983
2029	—

Aggregate maturities of principal and accrued interest on the debt due to related parties for the next five fiscal years ending March 31 are as follows:

(Dollars in thousands)	Debt Due to Related Parties
2025	$23,444
2026	—
2027	25,000
2028	72,996
2029	—